SEGMENTED INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Asset	Dec. 31, 2016 USD ($)
Segmented Information
Total number of mines aggregated as one reportable segment for Kupol | Asset	2
Revenue
Metal sales	$ 3,303.0	$ 3,472.0
Cost of sales
Production cost of sales	1,757.4	1,983.8
Depreciation, depletion and amortization	819.4	855.0
Impairment, net of reversals	21.5	139.6
Total cost of sales	2,598.3	2,978.4
Gross profit (loss)	704.7	493.6
Other operating expense	129.6	209.3
Exploration and business development	106.0	94.3
General and administrative	132.6	143.7
Operating earnings (loss)	336.5	46.3
Other income (expense) - net	188.1	22.5
Equity in losses of associate and joint ventures	(1.3)	(1.2)
Finance income	13.5	7.5
Finance expense	(117.8)	(134.6)
Earnings (loss) before tax	419.0	(59.5)
Property, plant and equipment	4,887.2	4,917.6
Total assets	8,157.2	7,979.3
Capital expenditures (accrual basis)	960.3	645.1
Corporate and other
Cost of sales
Depreciation, depletion and amortization	8.3	11.5
Total cost of sales	8.3	11.5
Gross profit (loss)	(8.3)	(11.5)
Other operating expense	24.0	28.1
Exploration and business development	49.2	45.8
General and administrative	132.6	143.7
Operating earnings (loss)	(214.1)	(229.1)
Property, plant and equipment	297.5	391.1
Total assets	1,437.5	1,329.0
Capital expenditures (accrual basis)	5.0	11.1
Fort Knox
Revenue
Metal sales	481.1	510.8
Cost of sales
Production cost of sales	239.9	302.2
Depreciation, depletion and amortization	86.6	88.7
Impairment, net of reversals	(88.6)
Total cost of sales	237.9	390.9
Gross profit (loss)	243.2	119.9
Other operating expense	9.5	1.0
Exploration and business development	9.0	8.9
Operating earnings (loss)	224.7	110.0
Property, plant and equipment	354.1	248.4
Total assets	559.1	457.7
Capital expenditures (accrual basis)	110.2	67.2
Round Mountain
Revenue
Metal sales	552.2	477.1
Cost of sales
Production cost of sales	302.5	292.0
Depreciation, depletion and amortization	107.4	94.7
Total cost of sales	409.9	386.7
Gross profit (loss)	142.3	90.4
Exploration and business development	2.6	4.6
Operating earnings (loss)	139.7	85.8
Property, plant and equipment	286.2	307.1
Total assets	460.2	430.8
Capital expenditures (accrual basis)	97.1	70.1
Bald Mountain
Revenue
Metal sales	331.5	139.6
Cost of sales
Production cost of sales	168.9	131.7
Depreciation, depletion and amortization	83.5	38.6
Total cost of sales	252.4	170.3
Gross profit (loss)	79.1	(30.7)
Other operating expense	1.1	2.0
Exploration and business development	9.5	4.7
Operating earnings (loss)	68.5	(37.4)
Property, plant and equipment	422.2	440.9
Total assets	612.2	598.9
Capital expenditures (accrual basis)	90.4	41.2
Paracatu
Revenue
Metal sales	447.0	599.6
Cost of sales
Production cost of sales	310.2	346.4
Depreciation, depletion and amortization	127.0	142.7
Impairment, net of reversals	253.0
Total cost of sales	690.2	489.1
Gross profit (loss)	(243.2)	110.5
Other operating expense	20.1	74.3
Operating earnings (loss)	(263.3)	36.2
Property, plant and equipment	1,383.1	1,647.5
Total assets	1,646.5	1,880.4
Capital expenditures (accrual basis)	121.6	113.8
Maricunga
Revenue
Metal sales	52.0	219.4
Cost of sales
Production cost of sales	19.9	145.2
Depreciation, depletion and amortization	4.6	34.4
Impairment, net of reversals		139.6
Total cost of sales	24.5	319.2
Gross profit (loss)	27.5	(99.8)
Other operating expense	6.1	50.8
Exploration and business development	0.1
Operating earnings (loss)	21.3	(150.6)
Property, plant and equipment	39.5	37.6
Total assets	171.3	145.3
Capital expenditures (accrual basis)	1.4	5.1
Kupol
Revenue
Metal sales	726.9	919.2
Cost of sales
Production cost of sales	300.9	324.3
Depreciation, depletion and amortization	184.2	236.8
Total cost of sales	485.1	561.1
Gross profit (loss)	241.8	358.1
Other operating expense	(0.3)	(0.5)
Exploration and business development	17.1	13.3
Operating earnings (loss)	225.0	345.3
Property, plant and equipment	474.7	599.5
Total assets	1,164.5	1,417.0
Capital expenditures (accrual basis)	54.1	88.0
Kettle River - Buckhorn
Revenue
Metal sales	96.3	139.8
Cost of sales
Production cost of sales	36.8	73.0
Depreciation, depletion and amortization	0.6	1.3
Total cost of sales	37.4	74.3
Gross profit (loss)	58.9	65.5
Other operating expense	10.9	(0.7)
Exploration and business development	4.6	2.2
Operating earnings (loss)	43.4	64.0
Property, plant and equipment	1.3	2.0
Total assets	9.2	15.9
Capital expenditures (accrual basis)	0.0	0.0
Tasiast
Revenue
Metal sales	298.4	208.0
Cost of sales
Production cost of sales	178.2	179.3
Depreciation, depletion and amortization	78.6	96.4
Impairment, net of reversals	(142.9)
Total cost of sales	113.9	275.7
Gross profit (loss)	184.5	(67.7)
Other operating expense	60.0	46.3
Exploration and business development	5.7	5.9
Operating earnings (loss)	118.8	(119.9)
Property, plant and equipment	1,296.0	826.9
Total assets	1,580.3	1,122.8
Capital expenditures (accrual basis)	434.5	200.4
Chirano
Revenue
Metal sales	317.6	258.5
Cost of sales
Production cost of sales	200.1	189.7
Depreciation, depletion and amortization	138.6	109.9
Total cost of sales	338.7	299.6
Gross profit (loss)	(21.1)	(41.1)
Other operating expense	(1.8)	8.0
Exploration and business development	8.2	8.9
Operating earnings (loss)	(27.5)	(58.0)
Property, plant and equipment	332.6	416.6
Total assets	516.4	581.5
Capital expenditures (accrual basis)	$ 46.0	$ 48.2